Balances and transactions with related parties:	12 Months Ended
Dec. 31, 2023
Balances and transactions with related parties:
Balances and transactions with related parties:

Note 14 - Balances and transactions with related parties:

14.1) Balances payable

At December 31, 2022 and 2023, respectively, the balances payable to related parties shown in the consolidated statement of financial position are comprised as follows:

	December 31,
	2022		2023
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	169,696	Ps.	178,294
	Ps.	169,696	Ps.	178,294
(*)	These are accounts with terms of less than one year under similar market conditions.

14.2) Transactions with related parties

At December 31, 2021, 2022 and 2023, the transactions shown as follows were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties.

	December 31,
	2021		2022		2023
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	11,800	Ps.	15,899	Ps.	20,162
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		6,468		7,616		8,306
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		162		189		202

Expenses:
Technical assistance (Note 14.4)	Ps.	(391,698)	Ps.	(643,891)	Ps.	(715,462)

Related parties:
Administrative services
Leasing	Ps.	(5,863)	Ps.	(4,610)	Ps.	(5,773)
Cleaning services		(12,307)		—		—

14.3) Compensation of key personnel

Key personnel include directors, members of the Steering Committee, and Committees. In the years ended on December 31, 2021, 2022 and 2023, the Company granted the following benefits to the key management personnel, the Board of Directors and the different Company Committees:

	December 31,
	2021		2022		2023
Short term salaries and other benefits paid to key personnel(*)	Ps.	122,271	Ps.	166,922	Ps.	171,595
Fees paid to the Board of Directors and Committees		8,144		8,671		10,261

(*) In fiscal years 2021, 2022 and 2023, includes costs of Ps.15,706, Ps.77,419 and Ps.70,026 and Ps.66,083, Ps.64,795 and Ps.16,871, respectively, for key personnel of directors of Aerostar and Airplan.

As of December 31, 2021, 2022 and 2023, there are no balances pending payment to key personnel.

14.4) Technical assistance agreement

With regard to the sale of series “BB” shares to ITA held in 1998, the Company signed a technical assistance agreement with ITA, whereby the latter company and its stockholders agreed to provide management and consulting services and transfer knowledge and experience in the industry and technology to the Company in exchange for compensation.

The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders. ITA began to provide its services under said contract on April 19, 1999.

In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (approximately Ps.33.8 million).

The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.

At December 31, 2021, 2022 and 2023, the expenses for technical assistance amounted to Ps.391,698, Ps.643,891 and Ps.715,462, respectively which are recorded in the consolidated comprehensive income statement within the aeronautical and non-aeronautical service cost line. ITA also has the right to refund the expenses incurred during the provision of the services specified in the agreement. The ITA series “BB” shares were put in a trust in order to ensure compliance with the technical assistance agreement, among other things.